Consolidated Statements of Changes in Total Equity - USD ($) shares in Thousands, $ in Thousands	Total	Series A preferred stock	Series B Preferred Units	General Partner	General Partner Cumulative Effect, Period of Adoption, Adjustment	Common Units Limited Partners	Preferred Units Limited Partners	Preferred Units Limited Partners Series A preferred stock	Preferred Units Limited Partners Series B Preferred Units	Accumulated Other Comprehensive Income (Loss)	Non- controlling Interest
Beginning balance, units at Dec. 31, 2018						79,361	11,800
Beginning balance at Dec. 31, 2018	$ 1,882,597			$ 49,271		$ 1,496,107	$ 285,159			$ 2,717	$ 49,343
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	164,604			2,542		124,546	25,702				11,814
Other comprehensive income (loss)	(57,440)									(55,198)	(2,242)
Distributions declared:	(56,677)	$ (11,250)	$ (14,452)	(1,134)		(55,543)		$ (11,250)	$ (14,452)
Preferred units							$ (25,700)
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	(90)
Partners' Capital Account, Unit-based Payment Arrangement, Amount	1,109			22		$ 1,087
Partners' Capital Account, Unit-based Payment Arrangement, Number of Units						83
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	(2,681)			17		$ 838					(3,536)
Number of common units repurchased (in shares)						(1,934)
Repurchase of common units (note 16)	(25,728)			(514)		$ (25,214)
Ending balance, units at Dec. 31, 2019						77,510	11,800
Ending balance at Dec. 31, 2019	1,876,975			50,241		$ 1,543,598	$ 285,159			(57,312)	55,289
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retained Earnings (Accumulated Deficit) | ASU 2016-02					$ 37
Net income	97,312			1,023		60,632	25,702				9,955
Other comprehensive income (loss)	(49,068)									(46,524)	(2,544)
Distributions declared:	(78,695)	(11,249)	(14,453)	(1,467)		(77,228)		(11,249)	(14,453)
Preferred units							$ (25,700)
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	(5,940)
Partners' Capital Account, Unit-based Payment Arrangement, Amount	1,661			31		$ 1,630
Partners' Capital Account, Unit-based Payment Arrangement, Number of Units						64
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	462			12		$ 629					(179)
Stock Issued During Period, Value, New Issues				(2,308)		$ 2,308
Stock Issued During Period, Shares, New Issues						10,750
Number of common units repurchased (in shares)						(1,373)
Repurchase of common units (note 16)	(15,635)			(313)		$ (15,322)
Ending balance, units at Dec. 31, 2020						86,951	11,800
Ending balance at Dec. 31, 2020	1,746,270			46,182		$ 1,465,408	$ 285,159			(103,836)	53,357
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Partners' equity	1,692,913
Net income	255,548			3,808		213,138	25,702				12,900
Other comprehensive income (loss)	52,851									50,673	2,178
Distributions declared:	(98,493)	$ (11,249)	$ (14,453)	(1,730)		(96,763)		$ (11,249)	$ (14,453)
Preferred units							$ (25,700)
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	(2,923)
Partners' Capital Account, Unit-based Payment Arrangement, Amount	1,472			26		$ 1,446
Partners' Capital Account, Unit-based Payment Arrangement, Number of Units						59
Ending balance, units at Dec. 31, 2021						87,010	11,800
Ending balance at Dec. 31, 2021	1,929,023			$ 48,286		$ 1,583,229	$ 285,159			$ (53,163)	$ 65,512
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Partners' equity	$ 1,863,511